Share-based Payment Arrangements - Summary of USIE Option Plans Outstanding Share Options (Detail) - USIE option plans [member]	12 Months Ended
Dec. 31, 2019 $ / shares
First share options exercise price [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price Per Share	$ 1.5
Weighted Average Remaining Contractual Life (Years)	1 year
Third share options exercise price [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price Per Share	$ 2.9
Weighted Average Remaining Contractual Life (Years)	1 year 4 months 24 days